Fair value measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value measurements	Fair value measurements
Items measured at fair value on a recurring basis
Financial assets and liabilities carried at fair value at December 31, 2023 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$37,276	$—	$—	$37,276
Time deposits	57,466	—	—	57,466
Other assets
Foreign currency forwards	—	1,380	—	1,380
Total assets at fair value	$94,742	$1,380	$—	$96,122
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(2,409)	$(2,409)
Purchase price payable	—	—	(1,885)	(1,885)
Foreign currency forwards	—	(231)	—	(231)
Total liabilities at fair value	$—	$(231)	$(4,294)	$(4,525)
Financial assets and liabilities carried at fair value at December 31, 2022 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$15,446	$—	$—	$15,446
Time deposits	17,117	—	—	17,117
Other assets
Foreign currency forwards	—	936	—	936
Total assets at fair value	$32,563	$936	$—	$33,499
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(811)	$(811)
Purchase price payable	—	—	(4,112)	(4,112)
Foreign currency forwards	—	(427)	—	(427)
Total liabilities at fair value	$—	$(427)	$(4,923)	$(5,350)
We value our derivative instruments using pricing models. Pricing models consider the contract terms as well as multiple inputs where applicable, such as interest rate yield curves, option volatility and foreign currency exchange rates. Derivatives are considered “Level 2” fair value measurements. Our derivative instruments are typically short-term in nature.
We measure the fair value of the earnout payment using a series of “digital options”. We believe this methodology can be applied because our earnout payment provides for a fixed payment to the sellers if our stock price exceeds a predetermined strike price during the earnout measurement period. In the application of this methodology, we performed a valuation in a risk neutral framework, using a Black-Scholes-Merton Digital call option formula. The significant inputs used were our share price as of the valuation date, our share price historical volatility, U.S. risk free rate, estimated term and credit-risk adjustment spread.
We measure the fair value of the purchase price payable considering the present value of the deferred payments discounted using a discount rate which represents the maturity and risk of the obligation.
We classify our cash equivalents and investments within Level 1 as we value our cash equivalents and investments using quoted market prices.
We hold term deposit investments with financial institutions. Term deposits with original maturities of less than three months are classified as cash equivalents and those with remaining maturities of less than one year are classified within short-term investments.
As of December 31, 2023 and 2022, our cash and cash equivalents consisted primarily of term deposits with maturities of three months or less, money market funds and bank account balances.
Items measured at fair value on a non-recurring basis

Our non-financial assets, such as goodwill, indefinite and finite-lived intangible assets and property and equipment, as well as equity method investments, are adjusted to fair value only when an impairment charge is recognized, or the underlying investment is sold. Such fair value measurements are based predominately on Level 3 inputs.

Goodwill:

As of December 31, 2023 and 2022, we performed our annual goodwill impairment test and concluded that there was no impairment of goodwill. See Note 15 for further details.

Finite-lived intangible assets:

During 2023 and 2022, we had no impairments of finite-lived intangible assets. See Note 14 for further details.